Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000123138 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Long Exposure	47.60%
Percent of Total Short Exposure	(0.90%)
Percent of Net Long Exposure	46.70%
C000123138 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.10%
C000123138 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	15.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	15.30%
C000123138 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	43.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	43.70%
C000123138 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	20.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	20.70%
C000123138 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.10%
C000123138 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Long Exposure	80.00%
Percent of Total Short Exposure	(117.00%)
Percent of Net Short Exposure	(37.00%)
C000123138 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.40%
C000123138 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Long Exposure	45.40%
Percent of Total Short Exposure	(0.90%)
Percent of Net Long Exposure	44.50%
C000123138 [Member] | Cash And Cash Equivalents Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.50%
Percent of Total Short Exposure	(0.30%)
Percent of Net Long Exposure	4.20%
C000123138 [Member] | CZECHIA
Holdings [Line Items]
Percent of Total Long Exposure	12.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.30%
C000123138 [Member] | INDIA
Holdings [Line Items]
Percent of Total Long Exposure	12.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.10%
C000123138 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Long Exposure	12.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.50%
C000123138 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Long Exposure	8.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.80%
C000123138 [Member] | CHINA
Holdings [Line Items]
Percent of Total Long Exposure	10.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.40%
C000123138 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Long Exposure	8.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.60%
C000123138 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Long Exposure	10.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.80%
C000123138 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Long Exposure	9.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	9.80%
C000123138 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Long Exposure	85.30%
Percent of Total Short Exposure	(117.30%)
Percent of Net Short Exposure	(32.00%)
C000123138 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	80.00%
Percent of Total Short Exposure	(117.00%)
Percent of Net Short Exposure	(37.00%)
C000123138 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	133.70%
Percent of Total Short Exposure	(0.90%)
Percent of Net Long Exposure	132.80%
C000123138 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.50%
Percent of Total Short Exposure	(0.30%)
Percent of Net Long Exposure	4.20%
C000104423 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Long Exposure	47.60%
Percent of Total Short Exposure	(0.90%)
Percent of Net Long Exposure	46.70%
C000104423 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.10%
C000104423 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	15.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	15.30%
C000104423 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	43.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	43.70%
C000104423 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	20.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	20.70%
C000104423 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.10%
C000104423 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Long Exposure	80.00%
Percent of Total Short Exposure	(117.00%)
Percent of Net Short Exposure	(37.00%)
C000104423 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.40%
C000104423 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Long Exposure	45.40%
Percent of Total Short Exposure	(0.90%)
Percent of Net Long Exposure	44.50%
C000104423 [Member] | Cash And Cash Equivalents Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.50%
Percent of Total Short Exposure	(0.30%)
Percent of Net Long Exposure	4.20%
C000104423 [Member] | CZECHIA
Holdings [Line Items]
Percent of Total Long Exposure	12.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.30%
C000104423 [Member] | INDIA
Holdings [Line Items]
Percent of Total Long Exposure	12.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.10%
C000104423 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Long Exposure	12.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.50%
C000104423 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Long Exposure	8.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.80%
C000104423 [Member] | CHINA
Holdings [Line Items]
Percent of Total Long Exposure	10.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.40%
C000104423 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Long Exposure	8.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.60%
C000104423 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Long Exposure	10.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.80%
C000104423 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Long Exposure	9.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	9.80%
C000104423 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Long Exposure	85.30%
Percent of Total Short Exposure	(117.30%)
Percent of Net Short Exposure	(32.00%)
C000104423 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	80.00%
Percent of Total Short Exposure	(117.00%)
Percent of Net Short Exposure	(37.00%)
C000104423 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	133.70%
Percent of Total Short Exposure	(0.90%)
Percent of Net Long Exposure	132.80%
C000104423 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.50%
Percent of Total Short Exposure	(0.30%)
Percent of Net Long Exposure	4.20%
C000104422 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Long Exposure	47.60%
Percent of Total Short Exposure	(0.90%)
Percent of Net Long Exposure	46.70%
C000104422 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.10%
C000104422 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	15.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	15.30%
C000104422 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	43.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	43.70%
C000104422 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	20.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	20.70%
C000104422 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.10%
C000104422 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Long Exposure	80.00%
Percent of Total Short Exposure	(117.00%)
Percent of Net Short Exposure	(37.00%)
C000104422 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.40%
C000104422 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Long Exposure	45.40%
Percent of Total Short Exposure	(0.90%)
Percent of Net Long Exposure	44.50%
C000104422 [Member] | Cash And Cash Equivalents Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.50%
Percent of Total Short Exposure	(0.30%)
Percent of Net Long Exposure	4.20%
C000104422 [Member] | CZECHIA
Holdings [Line Items]
Percent of Total Long Exposure	12.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.30%
C000104422 [Member] | INDIA
Holdings [Line Items]
Percent of Total Long Exposure	12.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.10%
C000104422 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Long Exposure	12.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.50%
C000104422 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Long Exposure	8.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.80%
C000104422 [Member] | CHINA
Holdings [Line Items]
Percent of Total Long Exposure	10.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.40%
C000104422 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Long Exposure	8.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.60%
C000104422 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Long Exposure	10.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.80%
C000104422 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Long Exposure	9.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	9.80%
C000104422 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Long Exposure	85.30%
Percent of Total Short Exposure	(117.30%)
Percent of Net Short Exposure	(32.00%)
C000104422 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	80.00%
Percent of Total Short Exposure	(117.00%)
Percent of Net Short Exposure	(37.00%)
C000104422 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	133.70%
Percent of Total Short Exposure	(0.90%)
Percent of Net Long Exposure	132.80%
C000104422 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.50%
Percent of Total Short Exposure	(0.30%)
Percent of Net Long Exposure	4.20%
C000104416 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Long Exposure	47.60%
Percent of Total Short Exposure	(0.90%)
Percent of Net Long Exposure	46.70%
C000104416 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.10%
C000104416 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	15.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	15.30%
C000104416 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	43.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	43.70%
C000104416 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	20.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	20.70%
C000104416 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.10%
C000104416 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Long Exposure	80.00%
Percent of Total Short Exposure	(117.00%)
Percent of Net Short Exposure	(37.00%)
C000104416 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.40%
C000104416 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Long Exposure	45.40%
Percent of Total Short Exposure	(0.90%)
Percent of Net Long Exposure	44.50%
C000104416 [Member] | Cash And Cash Equivalents Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.50%
Percent of Total Short Exposure	(0.30%)
Percent of Net Long Exposure	4.20%
C000104416 [Member] | CZECHIA
Holdings [Line Items]
Percent of Total Long Exposure	12.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.30%
C000104416 [Member] | INDIA
Holdings [Line Items]
Percent of Total Long Exposure	12.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.10%
C000104416 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Long Exposure	12.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.50%
C000104416 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Long Exposure	8.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.80%
C000104416 [Member] | CHINA
Holdings [Line Items]
Percent of Total Long Exposure	10.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.40%
C000104416 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Long Exposure	8.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.60%
C000104416 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Long Exposure	10.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.80%
C000104416 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Long Exposure	9.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	9.80%
C000104416 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Long Exposure	85.30%
Percent of Total Short Exposure	(117.30%)
Percent of Net Short Exposure	(32.00%)
C000104416 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	80.00%
Percent of Total Short Exposure	(117.00%)
Percent of Net Short Exposure	(37.00%)
C000104416 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	133.70%
Percent of Total Short Exposure	(0.90%)
Percent of Net Long Exposure	132.80%
C000104416 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.50%
Percent of Total Short Exposure	(0.30%)
Percent of Net Long Exposure	4.20%
C000104417 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Long Exposure	47.60%
Percent of Total Short Exposure	(0.90%)
Percent of Net Long Exposure	46.70%
C000104417 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.10%
C000104417 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	15.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	15.30%
C000104417 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	43.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	43.70%
C000104417 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	20.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	20.70%
C000104417 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.10%
C000104417 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Long Exposure	80.00%
Percent of Total Short Exposure	(117.00%)
Percent of Net Short Exposure	(37.00%)
C000104417 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.40%
C000104417 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Long Exposure	45.40%
Percent of Total Short Exposure	(0.90%)
Percent of Net Long Exposure	44.50%
C000104417 [Member] | Cash And Cash Equivalents Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.50%
Percent of Total Short Exposure	(0.30%)
Percent of Net Long Exposure	4.20%
C000104417 [Member] | CZECHIA
Holdings [Line Items]
Percent of Total Long Exposure	12.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.30%
C000104417 [Member] | INDIA
Holdings [Line Items]
Percent of Total Long Exposure	12.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.10%
C000104417 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Long Exposure	12.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.50%
C000104417 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Long Exposure	8.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.80%
C000104417 [Member] | CHINA
Holdings [Line Items]
Percent of Total Long Exposure	10.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.40%
C000104417 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Long Exposure	8.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.60%
C000104417 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Long Exposure	10.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.80%
C000104417 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Long Exposure	9.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	9.80%
C000104417 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Long Exposure	85.30%
Percent of Total Short Exposure	(117.30%)
Percent of Net Short Exposure	(32.00%)
C000104417 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	80.00%
Percent of Total Short Exposure	(117.00%)
Percent of Net Short Exposure	(37.00%)
C000104417 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	133.70%
Percent of Total Short Exposure	(0.90%)
Percent of Net Long Exposure	132.80%
C000104417 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.50%
Percent of Total Short Exposure	(0.30%)
Percent of Net Long Exposure	4.20%
C000104418 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Long Exposure	47.60%
Percent of Total Short Exposure	(0.90%)
Percent of Net Long Exposure	46.70%
C000104418 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.10%
C000104418 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	15.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	15.30%
C000104418 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	43.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	43.70%
C000104418 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	20.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	20.70%
C000104418 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.10%
C000104418 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Long Exposure	80.00%
Percent of Total Short Exposure	(117.00%)
Percent of Net Short Exposure	(37.00%)
C000104418 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.40%
C000104418 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Long Exposure	45.40%
Percent of Total Short Exposure	(0.90%)
Percent of Net Long Exposure	44.50%
C000104418 [Member] | Cash And Cash Equivalents Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.50%
Percent of Total Short Exposure	(0.30%)
Percent of Net Long Exposure	4.20%
C000104418 [Member] | CZECHIA
Holdings [Line Items]
Percent of Total Long Exposure	12.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.30%
C000104418 [Member] | INDIA
Holdings [Line Items]
Percent of Total Long Exposure	12.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.10%
C000104418 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Long Exposure	12.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.50%
C000104418 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Long Exposure	8.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.80%
C000104418 [Member] | CHINA
Holdings [Line Items]
Percent of Total Long Exposure	10.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.40%
C000104418 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Long Exposure	8.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.60%
C000104418 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Long Exposure	10.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.80%
C000104418 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Long Exposure	9.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	9.80%
C000104418 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Long Exposure	85.30%
Percent of Total Short Exposure	(117.30%)
Percent of Net Short Exposure	(32.00%)
C000104418 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	80.00%
Percent of Total Short Exposure	(117.00%)
Percent of Net Short Exposure	(37.00%)
C000104418 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	133.70%
Percent of Total Short Exposure	(0.90%)
Percent of Net Long Exposure	132.80%
C000104418 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.50%
Percent of Total Short Exposure	(0.30%)
Percent of Net Long Exposure	4.20%
C000104419 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Long Exposure	47.60%
Percent of Total Short Exposure	(0.90%)
Percent of Net Long Exposure	46.70%
C000104419 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.10%
C000104419 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	15.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	15.30%
C000104419 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	43.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	43.70%
C000104419 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	20.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	20.70%
C000104419 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.10%
C000104419 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Long Exposure	80.00%
Percent of Total Short Exposure	(117.00%)
Percent of Net Short Exposure	(37.00%)
C000104419 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.40%
C000104419 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Long Exposure	45.40%
Percent of Total Short Exposure	(0.90%)
Percent of Net Long Exposure	44.50%
C000104419 [Member] | Cash And Cash Equivalents Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.50%
Percent of Total Short Exposure	(0.30%)
Percent of Net Long Exposure	4.20%
C000104419 [Member] | CZECHIA
Holdings [Line Items]
Percent of Total Long Exposure	12.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.30%
C000104419 [Member] | INDIA
Holdings [Line Items]
Percent of Total Long Exposure	12.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.10%
C000104419 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Long Exposure	12.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.50%
C000104419 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Long Exposure	8.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.80%
C000104419 [Member] | CHINA
Holdings [Line Items]
Percent of Total Long Exposure	10.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.40%
C000104419 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Long Exposure	8.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.60%
C000104419 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Long Exposure	10.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.80%
C000104419 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Long Exposure	9.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	9.80%
C000104419 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Long Exposure	85.30%
Percent of Total Short Exposure	(117.30%)
Percent of Net Short Exposure	(32.00%)
C000104419 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	80.00%
Percent of Total Short Exposure	(117.00%)
Percent of Net Short Exposure	(37.00%)
C000104419 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	133.70%
Percent of Total Short Exposure	(0.90%)
Percent of Net Long Exposure	132.80%
C000104419 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.50%
Percent of Total Short Exposure	(0.30%)
Percent of Net Long Exposure	4.20%
C000104421 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Long Exposure	47.60%
Percent of Total Short Exposure	(0.90%)
Percent of Net Long Exposure	46.70%
C000104421 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.10%
C000104421 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	15.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	15.30%
C000104421 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	43.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	43.70%
C000104421 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	20.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	20.70%
C000104421 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.10%
C000104421 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Long Exposure	80.00%
Percent of Total Short Exposure	(117.00%)
Percent of Net Short Exposure	(37.00%)
C000104421 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.40%
C000104421 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Long Exposure	45.40%
Percent of Total Short Exposure	(0.90%)
Percent of Net Long Exposure	44.50%
C000104421 [Member] | Cash And Cash Equivalents Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.50%
Percent of Total Short Exposure	(0.30%)
Percent of Net Long Exposure	4.20%
C000104421 [Member] | CZECHIA
Holdings [Line Items]
Percent of Total Long Exposure	12.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.30%
C000104421 [Member] | INDIA
Holdings [Line Items]
Percent of Total Long Exposure	12.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.10%
C000104421 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Long Exposure	12.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.50%
C000104421 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Long Exposure	8.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.80%
C000104421 [Member] | CHINA
Holdings [Line Items]
Percent of Total Long Exposure	10.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.40%
C000104421 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Long Exposure	8.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.60%
C000104421 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Long Exposure	10.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.80%
C000104421 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Long Exposure	9.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	9.80%
C000104421 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Long Exposure	85.30%
Percent of Total Short Exposure	(117.30%)
Percent of Net Short Exposure	(32.00%)
C000104421 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	80.00%
Percent of Total Short Exposure	(117.00%)
Percent of Net Short Exposure	(37.00%)
C000104421 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	133.70%
Percent of Total Short Exposure	(0.90%)
Percent of Net Long Exposure	132.80%
C000104421 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.50%
Percent of Total Short Exposure	(0.30%)
Percent of Net Long Exposure	4.20%
C000104420 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Long Exposure	47.60%
Percent of Total Short Exposure	(0.90%)
Percent of Net Long Exposure	46.70%
C000104420 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.10%
C000104420 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	15.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	15.30%
C000104420 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	43.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	43.70%
C000104420 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	20.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	20.70%
C000104420 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.10%
C000104420 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Long Exposure	80.00%
Percent of Total Short Exposure	(117.00%)
Percent of Net Short Exposure	(37.00%)
C000104420 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.40%
C000104420 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Long Exposure	45.40%
Percent of Total Short Exposure	(0.90%)
Percent of Net Long Exposure	44.50%
C000104420 [Member] | Cash And Cash Equivalents Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.50%
Percent of Total Short Exposure	(0.30%)
Percent of Net Long Exposure	4.20%
C000104420 [Member] | CZECHIA
Holdings [Line Items]
Percent of Total Long Exposure	12.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.30%
C000104420 [Member] | INDIA
Holdings [Line Items]
Percent of Total Long Exposure	12.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.10%
C000104420 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Long Exposure	12.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.50%
C000104420 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Long Exposure	8.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.80%
C000104420 [Member] | CHINA
Holdings [Line Items]
Percent of Total Long Exposure	10.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.40%
C000104420 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Long Exposure	8.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.60%
C000104420 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Long Exposure	10.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.80%
C000104420 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Long Exposure	9.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	9.80%
C000104420 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Long Exposure	85.30%
Percent of Total Short Exposure	(117.30%)
Percent of Net Short Exposure	(32.00%)
C000104420 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	80.00%
Percent of Total Short Exposure	(117.00%)
Percent of Net Short Exposure	(37.00%)
C000104420 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	133.70%
Percent of Total Short Exposure	(0.90%)
Percent of Net Long Exposure	132.80%
C000104420 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.50%
Percent of Total Short Exposure	(0.30%)
Percent of Net Long Exposure	4.20%